Revenues (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue Recognition [Abstract]
Revenue recognized	$ 49,900
Deferred revenue noncurrent portion	18,422	$ 15,200
Remaining performance obligations	93,900
Expected remaining performance obligations recognized during next 12 months	75,400
Expected remaining performance obligations recognized subsequent to next 12 months and thereafter	12,500
Increase in retained earnings effect on other non-current assets for the cumulative-effect adjustments	1,400
Deferred sales commissions	$ 3,100